Financial instruments and financial risk management - Market risk, Currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Financial instruments and financial risk management
Foreign currency denominated monetary assets	$ 69,615	$ 269,004	$ 266,111
Financial liability	914,730	290,151	$ 262,574
Net assets	5	$ 1
Currency risk
Financial instruments and financial risk management
Net assets	(59,837)
Currency risk | Cash and cash equivalents
Financial instruments and financial risk management
Foreign currency denominated monetary assets	1,446
Currency risk | Trade and other receivables
Financial instruments and financial risk management
Foreign currency denominated monetary assets	1,786
Currency risk | Trade and other payables
Financial instruments and financial risk management
Financial liability	(47,263)
Currency risk | Lease liabilities
Financial instruments and financial risk management
Financial liability	(15,806)
Currency risk | Australian Dollar
Financial instruments and financial risk management
Net assets	(59,806)
Currency risk | Australian Dollar | Cash and cash equivalents
Financial instruments and financial risk management
Foreign currency denominated monetary assets	1,446
Currency risk | Australian Dollar | Trade and other receivables
Financial instruments and financial risk management
Foreign currency denominated monetary assets	1,786
Currency risk | Australian Dollar | Trade and other payables
Financial instruments and financial risk management
Financial liability	(47,232)
Currency risk | Australian Dollar | Lease liabilities
Financial instruments and financial risk management
Financial liability	(15,806)
Currency risk | Euro
Financial instruments and financial risk management
Net assets	(31)
Currency risk | Euro | Trade and other payables
Financial instruments and financial risk management
Financial liability	$ (31)